LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MAY 31, 2012 TO THE

SUMMARY PROSPECTUS DATED DECEMBER 1, 2011 OF

WESTERN ASSET SHORT TERM YIELD FUND

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated December 1, 2011 and as may be further amended or supplemented and the fund’s statement of additional information, dated December 1, 2011, as supplemented on May 31, 2012 and as may be further amended or supplemented, are incorporated by reference into this Summary Prospectus.

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